GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 1.5%
27,623	L3Harris Technologies, Inc.	$ 6,654,381

Banks – 8.9%
248,443	Bank of America Corp.	9,242,080
108,471	JPMorgan Chase & Co.	14,343,120
43,913	M&T Bank Corp.	7,903,023
128,475	Truist Financial Corp.	6,390,346

		37,878,569

Beverages – 1.8%
91,510	Coca-Cola Co. (The)	5,799,904
32,873	Coca-Cola Europacific Partners PLC (United Kingdom)	1,746,542

		7,546,446

Biotechnology – 2.3%
15,380	Amgen, Inc.	3,948,661
91,500	Gilead Sciences, Inc.	5,933,775

		9,882,436

Capital Markets – 2.7%
6,757	BlackRock, Inc.	4,520,974
49,969	Morgan Stanley	4,304,330
24,279	Singapore Exchange Ltd. ADR (Singapore)	2,546,381

		11,371,685

Chemicals – 2.6%
16,440	Air Products and Chemicals, Inc.	4,046,871
21,209	Linde PLC (United Kingdom)	6,886,138

		10,933,009

Commercial Services & Supplies – 1.7%
52,937	Republic Services, Inc.	7,085,088

Communications Equipment – 2.2%
164,859	Cisco Systems, Inc.	7,426,898
71,539	Juniper Networks, Inc.	2,194,816

		9,621,714

Construction & Engineering – 0.5%
90,118	Vinci SA ADR (France)	2,179,053

Consumer Finance – 1.1%
27,684	American Express Co.	4,673,613

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 0.7%
59,409	International Paper Co.	$ 2,878,366

Diversified Telecommunication Services – 2.2%
436,193	AT&T, Inc.	9,286,549

Electric Utilities – 2.8%
109,833	NextEra Energy, Inc.	8,313,260
49,155	Xcel Energy, Inc.	3,703,337

		12,016,597

Electrical Equipment – 1.7%
53,906	Eaton Corp. PLC	7,471,372

Electronic Equipment, Instruments & Components – 0.9%
29,823	TE Connectivity Ltd. (Switzerland)	3,858,798

Equity Real Estate Investment Trusts (REITs) – 5.7%
22,647	Alexandria Real Estate Equities, Inc. REIT	3,758,270
17,453	American Tower Corp. REIT	4,470,237
25,157	AvalonBay Communities, Inc. REIT	5,231,650
90,102	Healthpeak Properties, Inc. REIT	2,675,128
103,338	Hudson Pacific Properties, Inc. REIT	2,057,459
30,460	Regency Centers Corp. REIT	2,077,677
69,874	Ventas, Inc. REIT	3,964,651

		24,235,072

Food & Staples Retailing – 0.9%
28,899	Walmart, Inc.	3,717,278

Food Products – 3.1%
35,194	Archer-Daniels-Midland Co.	3,196,319
68,484	General Mills, Inc.	4,783,607
80,562	Mondelez International, Inc., Class A	5,120,521

		13,100,447

Health Care Equipment & Supplies – 2.8%
82,941	Medtronic PLC	8,306,541
29,705	Zimmer Biomet Holdings, Inc.	3,570,838

		11,877,379

Health Care Providers & Services – 4.5%
80,767	CVS Health Corp.	7,814,207
22,778	UnitedHealth Group, Inc.	11,315,655

		19,129,862

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.9%
25,979	McDonald’s Corp.	$ 6,552,164
23,289	Starbucks Corp.	1,828,186
34,477	Yum! Brands, Inc.	4,187,921

		12,568,271

Household Products – 2.5%
17,608	Clorox Co. (The)	2,559,499
53,770	Procter & Gamble Co. (The)	7,951,507

		10,511,006

Industrial Conglomerates – 1.4%
30,172	Honeywell International, Inc.	5,841,903

Insurance – 3.9%
31,462	Chubb Ltd.	6,647,606
29,420	Marsh & McLennan Cos., Inc.	4,705,729
80,610	MetLife, Inc.	5,432,308

		16,785,643

IT Services – 3.9%
13,821	Accenture PLC, Class A	4,125,016
48,302	Cognizant Technology Solutions Corp., Class A	3,608,159
32,605	Fidelity National Information Services, Inc.	3,407,223
40,341	International Business Machines Corp.	5,600,944

		16,741,342

Machinery – 3.2%
16,271	Caterpillar, Inc.	3,512,095
21,193	Cummins, Inc.	4,431,880
27,738	Illinois Tool Works, Inc.	5,771,446

		13,715,421

Media – 0.4%
47,325	New York Times Co. (The), Class A	1,632,239

Metals & Mining – 1.4%
80,240	Rio Tinto PLC ADR (Australia)	5,892,826

Multiline Retail – 0.9%
22,940	Target Corp.	3,713,527

Multi-Utilities – 4.6%
58,197	Ameren Corp.	5,539,772

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
68,414	CMS Energy Corp.	$ 4,860,131
57,410	National Grid PLC ADR (United Kingdom)(a)	4,270,156
29,829	Sempra Energy	4,887,780

		19,557,839

Oil, Gas & Consumable Fuels – 8.2%
53,070	Chevron Corp.	9,269,206
78,432	ConocoPhillips	8,812,620
102,761	Devon Energy Corp.	7,696,799
22,145	Pioneer Natural Resources Co.	6,154,981
48,091	Shell PLC ADR (Netherlands)	2,847,949

		34,781,555

Pharmaceuticals – 7.3%
145,609	Bristol-Myers Squibb Co.	10,986,199
25,359	Eli Lilly & Co.	7,948,525
67,067	Johnson & Johnson	12,040,539

		30,975,263

Road & Rail – 0.9%
18,418	Union Pacific Corp.	4,047,908

Semiconductors & Semiconductor Equipment – 3.1%
13,445	KLA Corp.	4,905,409
72,474	Marvell Technology, Inc.	4,286,837
22,241	Texas Instruments, Inc.	3,931,319

		13,123,565

Software – 0.8%
12,472	Microsoft Corp.	3,390,763

Specialty Retail – 1.0%
12,098	Advance Auto Parts, Inc.	2,296,926
6,462	Home Depot, Inc. (The)	1,956,371

		4,253,297

Technology Hardware, Storage & Peripherals – 0.4%
25,090	NetApp, Inc.	1,805,225

Water Utilities – 0.9%
26,067	American Water Works Co., Inc.	3,942,634

TOTAL COMMON STOCKS (Cost $324,076,012)		$418,677,941

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,186,448	0.660%	$ 6,186,448
(Cost $6,186,448)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $330,262,460)		$424,864,389

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,131,329	0.660%	$ 4,131,329
(Cost $4,131,329)

TOTAL INVESTMENTS – 100.8% (Cost $334,393,789)		$428,995,718

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(3,079,786)

NET ASSETS – 100.0%		$425,915,932

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 2.5%
4,368	L3Harris Technologies, Inc.	$ 1,052,251

Airlines – 1.2%
10,534	United Airlines Holdings, Inc.*	501,734

Automobiles – 2.2%
24,440	General Motors Co.*	945,339

Banks – 7.5%
43,674	Bank of America Corp.	1,624,673
11,794	JPMorgan Chase & Co.	1,559,520

		3,184,193

Beverages – 5.4%
35,936	Coca-Cola Co. (The)	2,277,624

Biotechnology – 0.6%
2,927	Neurocrine Biosciences, Inc.*	273,645

Capital Markets – 4.6%
1,608	BlackRock, Inc.	1,075,881
12,649	Charles Schwab Corp. (The)	886,695

		1,962,576

Construction Materials – 1.9%
2,326	Martin Marietta Materials, Inc.	789,398

Containers & Packaging – 2.2%
13,106	Ball Corp.	929,084

Diversified Telecommunication Services – 3.0%
58,879	AT&T, Inc.	1,253,534

Electric Utilities – 2.9%
16,468	NextEra Energy, Inc.	1,246,463

Equity Real Estate Investment Trusts (REITs) – 1.9%
4,854	Alexandria Real Estate Equities, Inc. REIT	805,521

Food & Staples Retailing – 4.3%
14,136	Walmart, Inc.	1,818,314

Food Products – 2.3%
10,845	Archer-Daniels-Midland Co.	984,943

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 5.5%
30,266	Boston Scientific Corp.*	$ 1,241,209
9,074	Zimmer Biomet Holdings, Inc.	1,090,785

		2,331,994

Health Care Providers & Services – 5.5%
5,115	Humana, Inc.	2,323,386

Industrial Conglomerates – 3.3%
17,722	General Electric Co.	1,387,455

Insurance – 5.3%
10,623	Chubb Ltd.	2,244,534

IT Services – 2.8%
15,964	Cognizant Technology Solutions Corp., Class A	1,192,511

Machinery – 2.4%
4,966	Illinois Tool Works, Inc.	1,033,276

Metals & Mining – 1.4%
14,793	Freeport-McMoRan, Inc.	578,110

Multi-Utilities – 3.3%
14,603	Ameren Corp.	1,390,060

Oil, Gas & Consumable Fuels – 7.6%
12,417	ConocoPhillips	1,395,174
24,003	Devon Energy Corp.	1,797,825

		3,192,999

Pharmaceuticals – 6.2%
34,591	Bristol-Myers Squibb Co.	2,609,891

Road & Rail – 2.5%
4,385	Norfolk Southern Corp.	1,050,909

Semiconductors & Semiconductor Equipment – 4.7%
2,815	KLA Corp.	1,027,053
16,342	Marvell Technology, Inc.	966,629

		1,993,682

Software – 4.1%
1,908	Adobe, Inc.*	794,644

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
5,763	Salesforce, Inc.*	$ 923,463

		1,718,107

TOTAL COMMON STOCKS (Cost $40,163,788)		$41,071,533

Shares	Dividend Rate	Value

Investment Company – 2.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,237,620	0.660%	$ 1,237,620
(Cost $1,237,620)

TOTAL INVESTMENTS – 100.0% (Cost $41,401,408)		$42,309,153

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(1,466)

NET ASSETS – 100.0%		$42,307,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Aerospace & Defense – 1.6%
32,261	L3Harris Technologies, Inc.	$ 7,771,675

Airlines – 0.8%
82,913	United Airlines Holdings, Inc.*	3,949,146

Automobiles – 1.1%
136,259	General Motors Co.*	5,270,498

Banks – 6.8%
326,881	Bank of America Corp.	12,159,973
109,858	JPMorgan Chase & Co.	14,526,523
16,064	M&T Bank Corp.	2,891,038
62,164	Truist Financial Corp.	3,092,038

		32,669,572

Beverages – 1.8%
70,530	Coca-Cola Co. (The)	4,470,191
17,761	Constellation Brands, Inc., Class A	4,359,793

		8,829,984

Biotechnology – 1.8%
4,769	Argenx SE ADR (Netherlands)*	1,475,052
5,628	Biogen, Inc.*	1,125,600
56,558	Gilead Sciences, Inc.	3,667,786
14,897	Neurocrine Biosciences, Inc.*	1,392,720
7,057	Seagen, Inc.*	957,494

		8,618,652

Capital Markets – 4.5%
10,052	BlackRock, Inc.	6,725,592
91,575	Charles Schwab Corp. (The)	6,419,408
97,644	Morgan Stanley	8,411,054

		21,556,054

Chemicals – 1.8%
47,187	Ashland Global Holdings, Inc.	5,049,953
11,348	Linde PLC (United Kingdom)	3,684,468

		8,734,421

Commercial Services & Supplies – 0.6%
24,179	Waste Connections, Inc.	3,083,790

Communications Equipment – 1.4%
145,820	Cisco Systems, Inc.	6,569,191

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 1.2%
17,297	Martin Marietta Materials, Inc.	$ 5,870,256

Consumer Finance – 0.7%
19,268	American Express Co.	3,252,824

Containers & Packaging – 1.1%
70,835	Ball Corp.	5,021,493

Diversified Financial Services – 1.2%
17,949	Berkshire Hathaway, Inc., Class B*	5,671,525

Diversified Telecommunication Services – 2.0%
453,166	AT&T, Inc.	9,647,904

Electric Utilities – 2.9%
114,684	NextEra Energy, Inc.	8,680,432
70,576	Xcel Energy, Inc.	5,317,196

		13,997,628

Electrical Equipment – 1.2%
40,705	Eaton Corp. PLC	5,641,713

Electronic Equipment, Instruments & Components – 0.5%
16,333	Keysight Technologies, Inc.*	2,378,085

Equity Real Estate Investment Trusts (REITs) – 3.4%
21,709	Alexandria Real Estate Equities, Inc. REIT	3,602,609
11,370	American Tower Corp. REIT	2,912,198
19,973	AvalonBay Communities, Inc. REIT	4,153,585
30,774	Boston Properties, Inc. REIT	3,421,453
6,475	Public Storage REIT	2,140,894

		16,230,739

Food & Staples Retailing – 1.4%
51,469	Walmart, Inc.	6,620,457

Food Products – 3.1%
58,762	Archer-Daniels-Midland Co.	5,336,765
52,718	General Mills, Inc.	3,682,352
88,424	Mondelez International, Inc., Class A	5,620,230

		14,639,347

Gas Utilities – 0.6%
24,949	Atmos Energy Corp.	2,901,818

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 4.6%
153,908	Boston Scientific Corp.*	$ 6,311,767
10,579	Cooper Cos., Inc. (The)	3,710,479
58,923	Medtronic PLC	5,901,138
52,224	Zimmer Biomet Holdings, Inc.	6,277,847

		22,201,231

Health Care Providers & Services – 4.3%
53,807	Centene Corp.*	4,382,042
88,978	CVS Health Corp.	8,608,622
16,879	Humana, Inc.	7,666,948

		20,657,612

Hotels, Restaurants & Leisure – 1.4%
27,132	McDonald’s Corp.	6,842,962

Household Products – 2.3%
73,837	Procter & Gamble Co. (The)	10,919,016

Industrial Conglomerates – 1.5%
90,255	General Electric Co.	7,066,064

Insurance – 5.3%
36,395	Chubb Ltd.	7,689,900
40,185	Globe Life, Inc.	3,920,850
95,597	MetLife, Inc.	6,442,282
62,903	Progressive Corp. (The)	7,509,360

		25,562,392

Interactive Media & Services – 0.9%
1,972	Alphabet, Inc., Class A*	4,486,773

IT Services – 4.2%
65,134	Cognizant Technology Solutions Corp., Class A	4,865,510
53,499	Fidelity National Information Services, Inc.	5,590,645
69,584	International Business Machines Corp.	9,661,043

		20,117,198

Life Sciences Tools & Services – 0.7%
101,212	Avantor, Inc.*	3,242,832

Machinery – 2.1%
27,329	Caterpillar, Inc.	5,898,965

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
20,176	Illinois Tool Works, Inc.	$ 4,198,020

		10,096,985

Media – 0.8%
106,428	New York Times Co. (The), Class A	3,670,702

Metals & Mining – 0.6%
66,993	Freeport-McMoRan, Inc.	2,618,086

Multiline Retail – 0.8%
24,720	Target Corp.	4,001,674

Multi-Utilities – 2.2%
66,046	Ameren Corp.	6,286,919
56,963	CMS Energy Corp.	4,046,651

		10,333,570

Oil, Gas & Consumable Fuels – 8.1%
64,107	Chevron Corp.	11,196,929
94,906	ConocoPhillips	10,663,638
114,885	Devon Energy Corp.	8,604,886
41,803	Hess Corp.	5,144,695
10,623	Pioneer Natural Resources Co.	2,952,557

		38,562,705

Pharmaceuticals – 7.9%
57,558	AstraZeneca PLC ADR (United Kingdom)	3,826,456
157,011	Bristol-Myers Squibb Co.	11,846,480
14,633	Eli Lilly & Co.	4,586,567
96,939	Johnson & Johnson	17,403,459

		37,662,962

Road & Rail – 2.4%
25,523	Norfolk Southern Corp.	6,116,842
7,564	Old Dominion Freight Line, Inc.	1,953,327
15,380	Union Pacific Corp.	3,380,217

		11,450,386

Semiconductors & Semiconductor Equipment – 3.1%
10,182	KLA Corp.	3,714,903
64,881	Marvell Technology, Inc.	3,837,711
37,442	ON Semiconductor Corp.*	2,271,980
17,897	Texas Instruments, Inc.	3,163,474
22,192	Wolfspeed, Inc.*	1,669,504

		14,657,572

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 2.3%
10,487	Adobe, Inc.*	$ 4,367,626
42,300	Salesforce, Inc.*	6,778,152

		11,145,778

Specialty Retail – 1.0%
57,096	Ross Stores, Inc.	4,854,302

TOTAL COMMON STOCKS (Cost $385,878,692)		$469,077,574

Shares	Dividend Rate	Value

Investment Company – 1.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,092,584	0.660%	$ 9,092,584
(Cost $9,092,584)

TOTAL INVESTMENTS – 99.9% (Cost $394,971,276)		$478,170,158

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		543,962

NET ASSETS – 100.0%		$478,714,120

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 3.1%
55,795	L3Harris Technologies, Inc.	$ 13,441,016
19,677	TransDigm Group, Inc.*	11,911,865
115,446	Woodward, Inc.	11,730,468

		37,083,349

Airlines – 0.6%
141,133	United Airlines Holdings, Inc.*	6,722,165

Auto Components – 1.0%
113,676	Aptiv PLC*	12,076,938

Banks – 5.2%
302,901	Citizens Financial Group, Inc.	12,534,043
189,503	East West Bancorp, Inc.	13,936,051
60,621	First Republic Bank	9,398,074
97,568	M&T Bank Corp.	17,559,313
112,363	Pinnacle Financial Partners, Inc.	9,148,595

		62,576,076

Beverages – 1.9%
264,983	Coca-Cola Europacific Partners PLC (United Kingdom)	14,078,547
37,106	Constellation Brands, Inc., Class A	9,108,410

		23,186,957

Biotechnology – 1.2%
15,605	Argenx SE ADR (Netherlands)*	4,826,626
29,316	Biogen, Inc.*	5,863,200
39,830	Neurocrine Biosciences, Inc.*	3,723,707

		14,413,533

Building Products – 1.5%
86,598	Allegion PLC	9,668,667
63,500	Trane Technologies PLC	8,766,810

		18,435,477

Capital Markets – 3.1%
183,298	Carlyle Group, Inc. (The)	7,062,472
14,530	MSCI, Inc.	6,427,346
80,286	Nasdaq, Inc.	12,465,204
117,609	Raymond James Financial, Inc.	11,583,310

		37,538,332

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 2.9%
128,192	Ashland Global Holdings, Inc.	$ 13,719,108
182,892	Corteva, Inc.	11,452,697
74,197	PPG Industries, Inc.	9,385,178

		34,556,983

Communications Equipment – 3.3%
231,727	Juniper Networks, Inc.	7,109,385
85,807	Motorola Solutions, Inc.	18,855,230
915,575	Viavi Solutions, Inc.*	13,248,370

		39,212,985

Construction Materials – 1.1%
39,142	Martin Marietta Materials, Inc.	13,284,012

Containers & Packaging – 1.6%
276,160	Ball Corp.	19,576,982

Diversified Financial Services – 0.5%
97,743	Apollo Global Management, Inc.	5,633,907

Electric Utilities – 1.7%
263,769	Xcel Energy, Inc.	19,872,356

Electrical Equipment – 1.9%
123,162	AMETEK, Inc.	14,960,488
38,602	Rockwell Automation, Inc.	8,229,947

		23,190,435

Electronic Equipment, Instruments & Components – 1.9%
79,902	Keysight Technologies, Inc.*	11,633,731
409,431	Vontier Corp.	10,980,940

		22,614,671

Energy Equipment & Services – 1.0%
331,984	Baker Hughes Co.	11,944,784

Entertainment – 2.2%
96,728	Live Nation Entertainment, Inc.*	9,193,996
902,590	Warner Bros Discovery, Inc.*	16,652,786

		25,846,782

Equity Real Estate Investment Trusts (REITs) – 10.7%
103,429	Alexandria Real Estate Equities, Inc. REIT	17,164,043

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
255,729	Americold Realty Trust, Inc. REIT	$ 7,081,136
92,441	AvalonBay Communities, Inc. REIT	19,224,030
119,719	CubeSmart REIT	5,331,087
92,289	Duke Realty Corp. REIT	4,875,628
161,955	Equity LifeStyle Properties, Inc. REIT	12,259,993
81,795	Equity Residential REIT	6,284,310
38,184	Essex Property Trust, Inc. REIT	10,838,528
308,150	Healthpeak Properties, Inc. REIT	9,148,973
227,291	Invitation Homes, Inc. REIT	8,573,417
129,292	Regency Centers Corp. REIT	8,819,007
202,404	Ventas, Inc. REIT	11,484,403
253,303	VICI Properties, Inc. REIT	7,814,398

		128,898,953

Food & Staples Retailing – 0.7%
196,179	Performance Food Group Co.*	8,502,398

Food Products – 2.9%
138,359	Archer-Daniels-Midland Co.	12,565,765
113,711	Lamb Weston Holdings, Inc.	7,684,589
158,007	McCormick & Co., Inc.	14,650,409

		34,900,763

Health Care Equipment & Supplies – 2.8%
40,783	Cooper Cos., Inc. (The)	14,304,229
158,831	Zimmer Biomet Holdings, Inc.	19,093,075

		33,397,304

Health Care Providers & Services – 3.4%
131,352	AmerisourceBergen Corp.	20,331,976
167,362	Centene Corp.*	13,629,961
47,422	Quest Diagnostics, Inc.	6,687,451

		40,649,388

Hotels, Restaurants & Leisure – 1.5%
78,545	Expedia Group, Inc.*	10,158,225
64,107	Yum! Brands, Inc.	7,787,077

		17,945,302

Household Durables – 0.8%
121,642	Lennar Corp., Class A	9,761,771

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 2.2%
791,422	AES Corp. (The)	$ 17,442,941
120,813	NextEra Energy Partners LP	8,656,251

		26,099,192

Insurance – 6.5%
13,020	Alleghany Corp.*	10,855,816
48,208	American Financial Group, Inc.	6,811,790
283,146	Arch Capital Group Ltd.*	13,438,109
66,389	Arthur J Gallagher & Co.	10,751,035
144,073	Globe Life, Inc.	14,057,203
3,544	Markel Corp.*	4,853,260
231,082	Principal Financial Group, Inc.	16,852,810

		77,620,023

Internet & Direct Marketing Retail – 0.6%
88,313	Etsy, Inc.*	7,163,951

IT Services – 0.4%
14,137	EPAM Systems, Inc.*	4,785,657

Machinery – 4.9%
54,939	Chart Industries, Inc.*	9,662,671
94,824	Cummins, Inc.	19,829,595
223,321	Fortive Corp.	13,794,538
217,974	ITT, Inc.	16,090,841

		59,377,645

Metals & Mining – 1.9%
216,597	Allegheny Technologies, Inc.*	5,956,417
195,310	Steel Dynamics, Inc.	16,675,568

		22,631,985

Multi-Utilities – 5.0%
197,748	Ameren Corp.	18,823,632
198,541	CMS Energy Corp.	14,104,353
225,658	Public Service Enterprise Group, Inc.	15,466,599
115,057	WEC Energy Group, Inc.	12,089,039

		60,483,623

Oil, Gas & Consumable Fuels – 6.3%
317,828	Devon Energy Corp.	23,805,317
86,521	Diamondback Energy, Inc.	13,152,923

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
164,118	Hess Corp.	$ 20,198,002
64,227	Pioneer Natural Resources Co.	17,851,252

		75,007,494

Pharmaceuticals – 1.0%
118,454	Catalent, Inc.*	12,207,869

Road & Rail – 0.9%
138,901	Knight-Swift Transportation Holdings, Inc.	6,756,145
17,683	Saia, Inc.*	3,493,984

		10,250,129

Semiconductors & Semiconductor Equipment – 3.6%
180,011	Marvell Technology, Inc.	10,647,651
126,805	MKS Instruments, Inc.	15,660,417
288,381	ON Semiconductor Corp.*	17,498,959

		43,807,027

Software – 1.5%
66,326	Cadence Design Systems, Inc.*	10,196,296
196,873	Dynatrace, Inc.*	7,416,206

		17,612,502

Specialty Retail – 2.0%
142,660	Academy Sports & Outdoors, Inc.	4,780,537
31,695	Advance Auto Parts, Inc.	6,017,613
37,084	Burlington Stores, Inc.*	6,241,237
23,819	RH*	6,909,415

		23,948,802

Textiles, Apparel & Luxury Goods – 0.6%
143,466	Capri Holdings Ltd.*	6,992,533

Trading Companies & Distributors – 1.1%
236,049	Fastenal Co.	12,642,784

Water Utilities – 0.6%
51,618	American Water Works Co., Inc.	7,807,222

TOTAL COMMON STOCKS (Cost $986,750,784)		$1,170,261,041

Shares	Dividend Rate	Value

Investment Company – 1.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,978,166	0.660%	$ 21,978,166
(Cost $21,978,166)

TOTAL INVESTMENTS – 99.4% (Cost $1,008,728,950)		$1,192,239,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		7,068,782

NET ASSETS – 100.0%		$1,199,307,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 1.1%
333,983	AAR Corp.*	$ 16,104,660
245,036	Ducommun, Inc.*	11,185,894
435,993	Maxar Technologies, Inc.	13,018,751

		40,309,305

Airlines – 0.2%
52,898	Allegiant Travel Co.*	7,905,606

Auto Components – 0.4%
378,089	Adient PLC*	13,380,570

Banks – 17.2%
215,698	Amalgamated Financial Corp.	4,687,118
457,473	Ameris Bancorp	20,856,194
939,230	Associated Banc-Corp.	19,442,061
661,212	Atlantic Union Bankshares Corp.	23,314,335
484,896	Banner Corp.	28,177,307
230,960	Berkshire Hills Bancorp, Inc.	6,030,366
1,122,560	Brookline Bancorp, Inc.	15,906,675
885,383	Cadence Bank	23,666,288
455,124	Columbia Banking System, Inc.	13,721,989
279,758	Community Bank System, Inc.	18,464,028
681,178	ConnectOne Bancorp, Inc.	18,773,266
1,346,949	CVB Financial Corp.	33,377,396
1,216,051	Eastern Bankshares, Inc.	23,676,513
453,760	FB Financial Corp.	19,066,995
346,062	First Financial Bankshares, Inc.	14,271,597
572,427	First Merchants Corp.	23,561,095
140,860	First of Long Island Corp. (The)	2,679,157
316,705	German American Bancorp, Inc.	12,044,291
378,167	Glacier Bancorp, Inc.	18,307,064
683,361	Hancock Whitney Corp.	34,058,712
481,619	Heritage Financial Corp.	12,570,256
898,056	Home BancShares, Inc.	20,287,085
330,177	Independent Bank Corp.	27,503,744
352,596	Lakeland Financial Corp.	25,443,327
872,156	OceanFirst Financial Corp.	17,591,386
578,552	Pacific Premier Bancorp, Inc.	18,837,653
396,186	PacWest Bancorp	12,511,554
139,768	Pinnacle Financial Partners, Inc.	11,379,911
592,005	Renasant Corp.	18,316,635
269,708	SouthState Corp.	21,797,801

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
540,263	Towne Bank	$ 15,926,953
447,225	TriCo Bancshares	20,277,181
786,278	United Community Banks, Inc.	24,712,718
954,980	Washington Federal, Inc.	30,989,101

		652,227,752

Beverages – 0.8%
2,206,253	Primo Water Corp.	31,593,543

Biotechnology – 1.5%
312,889	Agios Pharmaceuticals, Inc.*	6,091,949
392,565	Alkermes PLC*	11,718,065
307,777	Allogene Therapeutics, Inc.*	2,440,672
47,395	Blueprint Medicines Corp.*	2,606,725
107,062	Cytokinetics, Inc.*	4,271,774
563,749	Ironwood Pharmaceuticals, Inc.*	6,353,451
442,007	Mersana Therapeutics, Inc.*	1,476,304
490,697	Myriad Genetics, Inc.*	9,441,010
239,946	REVOLUTION Medicines, Inc.*	4,074,283
190,274	Turning Point Therapeutics, Inc.*	6,729,991

		55,204,224

Building Products – 1.4%
194,054	Griffon Corp.	6,223,312
1,094,205	Resideo Technologies, Inc.*	25,845,122
777,739	Zurn Water Solutions Corp.	22,414,438

		54,482,872

Capital Markets – 0.9%
64,450	Houlihan Lokey, Inc.	5,538,833
620,537	P10, Inc., Class A	7,136,176
145,874	PJT Partners, Inc., Class A	11,063,084
149,101	Stifel Financial Corp.	9,567,811

		33,305,904

Chemicals – 2.2%
1,069,325	Avient Corp.	52,610,790
309,029	HB Fuller Co.	21,965,781
471,496	Tronox Holdings PLC, Class A	8,491,643

		83,068,214

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 1.3%
679,928	ABM Industries, Inc.	$ 32,874,519
654,606	Deluxe Corp.	15,664,721

		48,539,240

Communications Equipment – 0.6%
1,696,222	Viavi Solutions, Inc.*	24,544,332

Construction & Engineering – 1.4%
341,354	Arcosa, Inc.	18,047,386
211,774	Dycom Industries, Inc.*	19,718,277
189,470	MasTec, Inc.*	15,837,797

		53,603,460

Construction Materials – 0.4%
544,129	Summit Materials, Inc., Class A*	14,860,163

Consumer Finance – 0.4%
103,925	FirstCash Holdings, Inc.	7,758,001
274,545	LendingClub Corp.*	4,315,848
134,301	Oportun Financial Corp.*	1,512,229

		13,586,078

Diversified Financial Services – 0.1%
127,777	Alerus Financial Corp.	3,245,536

Diversified Telecommunication Services – 0.4%
441,308	Iridium Communications, Inc.*	16,376,940

Electric Utilities – 2.7%
598,883	ALLETE, Inc.	37,142,724
313,474	IDACORP, Inc.	34,174,935
392,175	MGE Energy, Inc.	31,126,930

		102,444,589

Electrical Equipment – 0.0%(a)
88,797	Array Technologies, Inc.*	983,871

Electronic Equipment, Instruments & Components – 1.8%
371,276	CTS Corp.	15,099,795
289,143	FARO Technologies, Inc.*	9,316,187
106,166	Insight Enterprises, Inc.*	10,491,324
843,164	Knowles Corp.*	16,205,612

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
1,086,423	TTM Technologies, Inc.*	$ 15,524,985

		66,637,903

Energy Equipment & Services – 1.9%
154,826	Cactus, Inc., Class A	8,115,979
858,389	ChampionX Corp.	19,974,712
363,465	Helmerich & Payne, Inc.	18,300,463
602,993	Liberty Energy, Inc.*	9,810,696
1,284,724	NexTier Oilfield Solutions, Inc.*	14,003,491

		70,205,341

Entertainment – 0.4%
922,479	AMC Entertainment Holdings, Inc., Class A*(b)	13,228,349

Equity Real Estate Investment Trusts (REITs) – 9.2%
1,192,498	Acadia Realty Trust REIT	23,444,511
1,210,430	Healthcare Realty Trust, Inc. REIT	35,187,200
426,326	Highwoods Properties, Inc. REIT	16,750,349
977,145	Hudson Pacific Properties, Inc. REIT	19,454,957
1,552,873	Pebblebrook Hotel Trust REIT	34,955,171
1,998,897	Physicians Realty Trust REIT	37,079,539
2,659,407	RLJ Lodging Trust REIT	35,715,836
410,912	Ryman Hospitality Properties, Inc. REIT*	36,690,333
741,981	Sabra Health Care REIT, Inc. REIT	10,417,413
1,722,377	SITE Centers Corp. REIT	27,075,766
1,043,733	STAG Industrial, Inc. REIT	34,756,309
645,986	Terreno Realty Corp. REIT	39,217,810

		350,745,194

Food & Staples Retailing – 1.0%
330,316	BJ’s Wholesale Club Holdings, Inc.*	19,115,387
46,387	Performance Food Group Co.*	2,010,412
439,138	United Natural Foods, Inc.*	18,623,843

		39,749,642

Food Products – 1.5%
1,124,589	Hostess Brands, Inc.*	23,897,516
492,349	Simply Good Foods Co. (The)*	19,674,266
320,772	Sovos Brands, Inc.*	4,529,301

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
635,848	Utz Brands, Inc.	$ 8,901,872

		57,002,955

Gas Utilities – 1.9%
165,200	Chesapeake Utilities Corp.	22,065,764
450,734	ONE Gas, Inc.	39,222,873
121,645	Southwest Gas Holdings, Inc.	11,328,799

		72,617,436

Health Care Equipment & Supplies – 2.6%
629,203	Avanos Medical, Inc.*	18,051,834
201,827	CONMED Corp.	23,470,462
217,270	Enovis Corp.*	14,413,692
271,450	LivaNova PLC*	18,477,602
145,442	Merit Medical Systems, Inc.*	8,928,684
282,240	NuVasive, Inc.*	16,203,398

		99,545,672

Health Care Providers & Services – 2.5%
326,120	Acadia Healthcare Co., Inc.*	23,209,961
572,867	Option Care Health, Inc.*	17,392,242
515,005	Owens & Minor, Inc.	17,963,374
541,822	Tenet Healthcare Corp.*	35,061,302

		93,626,879

Health Care Technology – 0.4%
943,582	Allscripts Healthcare Solutions, Inc.*	16,125,816

Hotels, Restaurants & Leisure – 1.1%
80,744	Boyd Gaming Corp.	4,745,325
351,385	SeaWorld Entertainment, Inc.*	19,038,039
383,432	Travel + Leisure Co.	19,597,210

		43,380,574

Household Durables – 1.1%
256,371	Century Communities, Inc.	13,938,891
111,362	Installed Building Products, Inc.	10,639,526
198,742	Meritage Homes Corp.*	16,954,680

		41,533,097

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.5%
282,597	NextEra Energy Partners LP	$ 20,248,075

Insurance – 2.5%
170,589	AMERISAFE, Inc.	8,597,686
190,785	BRP Group, Inc., Class A*	4,811,598
824,209	CNO Financial Group, Inc.	16,953,979
88,479	Enstar Group Ltd.*	20,520,934
18,051	Primerica, Inc.	2,274,426
106,371	RLI Corp.	12,883,655
372,476	Selective Insurance Group, Inc.	29,537,347

		95,579,625

Leisure Products – 0.5%
850,307	Callaway Golf Co.*	18,460,165

Life Sciences Tools & Services – 0.0%(a)
299,239	Pacific Biosciences of California, Inc.*	1,684,716

Machinery – 4.1%
375,089	Astec Industries, Inc.	17,542,913
197,979	Chart Industries, Inc.*	34,820,547
428,079	Columbus McKinnon Corp.	14,447,666
218,667	EnPro Industries, Inc.	20,939,552
205,083	ESCO Technologies, Inc.	13,496,512
738,874	Federal Signal Corp.	25,934,477
416,033	Kennametal, Inc.	11,540,755
498,451	Terex Corp.	17,640,181

		156,362,603

Media – 2.4%
1,252,794	Entravision Communications Corp., Class A	6,552,113
819,448	Gray Television, Inc.	16,159,515
631,916	iHeartMedia, Inc., Class A*	7,456,609
558,616	John Wiley & Sons, Inc., Class A	29,584,303
115,042	Nexstar Media Group, Inc., Class A	20,157,659
565,859	TEGNA, Inc.	12,392,312

		92,302,511

Metals & Mining – 2.0%
521,075	Allegheny Technologies, Inc.*	14,329,563
646,770	Commercial Metals Co.	25,696,172
1,069,907	Constellium SE*	18,070,729

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
2,309,870	Hecla Mining Co.	$ 10,902,586
153,339	Warrior Met Coal, Inc.	5,155,257

		74,154,307

Mortgage Real Estate Investment Trusts (REITs) – 1.8%
975,377	KKR Real Estate Finance Trust, Inc. REIT	19,917,199
1,798,861	PennyMac Mortgage Investment Trust REIT	29,105,571
549,400	TPG RE Finance Trust, Inc. REIT	5,763,206
2,831,295	Two Harbors Investment Corp. REIT	15,119,115

		69,905,091

Multiline Retail – 0.6%
8,187	Dillard’s, Inc., Class A	2,468,217
821,180	Macy’s, Inc.	19,420,907

		21,889,124

Oil, Gas & Consumable Fuels – 9.6%
1,606,570	Antero Resources Corp.*	68,889,721
651,296	Brigham Minerals, Inc., Class A	19,740,782
152,295	Callon Petroleum Co.*	8,903,166
2,754,192	Centennial Resource Development, Inc., Class A*	21,868,284
424,221	Chesapeake Energy Corp.	41,310,641
134,954	DT Midstream, Inc.	7,840,827
315,718	HF Sinclair Corp.	15,501,754
551,156	Magnolia Oil & Gas Corp., Class A	15,217,417
219,426	Murphy Oil Corp.	9,308,051
102,720	Oasis Petroleum, Inc.	16,304,745
874,992	Ovintiv, Inc.	48,990,802
271,833	PBF Energy, Inc., Class A*	9,024,856
250,564	PDC Energy, Inc.	19,829,635
130,570	Renewable Energy Group, Inc.*	8,005,247
958,910	SM Energy Co.	46,286,586
262,364	Viper Energy Partners LP	8,804,936

		365,827,450

Personal Products – 0.3%
394,549	BellRing Brands, Inc.*	10,317,456

Professional Services – 3.4%
244,466	ASGN, Inc.*	23,280,497
467,710	CBIZ, Inc.*	19,157,402

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
896,165	First Advantage Corp.*	$ 13,084,009
261,666	ICF International, Inc.	26,744,882
834,788	KBR, Inc.	41,539,051
93,102	Kforce, Inc.	6,114,939

		129,920,780

Real Estate Management & Development – 1.3%
4,086,013	DigitalBridge Group, Inc. REIT*	24,597,798
1,229,051	Kennedy-Wilson Holdings, Inc.	25,883,814

		50,481,612

Road & Rail – 1.1%
155,999	ArcBest Corp.	11,798,204
91,981	Avis Budget Group, Inc.*	17,502,145
71,400	Saia, Inc.*	14,107,926

		43,408,275

Semiconductors & Semiconductor Equipment – 2.1%
611,350	Cohu, Inc.*	18,603,380
404,426	MACOM Technology Solutions Holdings, Inc.*	22,045,261
321,521	Onto Innovation, Inc.*	25,843,858
176,539	Semtech Corp.*	11,314,385

		77,806,884

Software – 1.3%
115,596	Cerence, Inc.*	3,671,329
104,700	InterDigital, Inc.	6,835,863
427,888	LiveRamp Holdings, Inc.*	10,953,933
461,791	Ping Identity Holding Corp.*	8,727,850
353,917	Verint Systems, Inc.*	18,063,923

		48,252,898

Specialty Retail – 1.2%
423,756	Academy Sports & Outdoors, Inc.	14,200,064
113,851	Bed Bath & Beyond, Inc.*(b)	984,811
138,457	Group 1 Automotive, Inc.	24,865,493
90,434	Signet Jewelers Ltd.	5,389,866

		45,440,234

Textiles, Apparel & Luxury Goods – 0.6%
377,225	Capri Holdings Ltd.*	18,385,947

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
11,499	Deckers Outdoor Corp.*	$ 3,088,171

		21,474,118

Thrifts & Mortgage Finance – 1.6%
1,870,709	MGIC Investment Corp.	26,058,976
695,476	NMI Holdings, Inc., Class A*	12,942,808
202,196	Walker & Dunlop, Inc.	21,495,457

		60,497,241

Trading Companies & Distributors – 1.5%
316,743	Beacon Roofing Supply, Inc.*	19,451,188
303,842	WESCO International, Inc.*	38,156,478

		57,607,666

Water Utilities – 0.4%
233,133	SJW Group	14,419,276

Wireless Telecommunication Services – 0.5%
993,645	Telephone and Data Systems, Inc.	17,617,326

TOTAL COMMON STOCKS (Cost $2,909,835,919)		$3,707,718,490

Shares	Dividend Rate	Value

Investment Company – 1.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,265,551	0.660%	$ 50,265,551
(Cost $50,265,551)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,960,101,470)		$3,757,984,041

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,914,673	0.660%	$ 13,914,673
(Cost $13,914,673)

TOTAL INVESTMENTS – 99.4% (Cost $2,974,016,143)		$3,771,898,714

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		21,691,389

NET ASSETS – 100.0%		$3,793,590,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 1.9%
18,846	AAR Corp.*	$ 908,754
20,430	Maxar Technologies, Inc.	610,040
9,079	Mercury Systems, Inc.*	543,015
7,080	Textron, Inc.	462,253
22,414	Woodward, Inc.	2,277,487

		4,801,549

Airlines – 0.4%
7,043	Allegiant Travel Co.*	1,052,576

Auto Components – 0.2%
15,016	Adient PLC*	531,416

Banks – 10.8%
74,103	Associated Banc-Corp.	1,533,932
58,372	Cadence Bank	1,560,284
22,075	Columbia Banking System, Inc.	665,561
32,487	Commerce Bancshares, Inc.	2,247,451
14,917	Cullen/Frost Bankers, Inc.	1,864,327
25,039	East West Bancorp, Inc.	1,841,368
30,237	First Financial Bankshares, Inc.	1,246,974
26,533	Glacier Bancorp, Inc.	1,284,463
36,799	Hancock Whitney Corp.	1,834,062
29,828	PacWest Bancorp	941,968
23,025	Pinnacle Financial Partners, Inc.	1,874,695
23,842	Prosperity Bancshares, Inc.	1,728,545
7,229	Signature Bank	1,563,416
17,756	SouthState Corp.	1,435,040
41,903	Synovus Financial Corp.	1,787,163
44,978	Washington Federal, Inc.	1,459,536
21,770	Wintrust Financial Corp.	1,902,480

		26,771,265

Beverages – 0.7%
127,143	Primo Water Corp.	1,820,688

Biotechnology – 0.4%
11,278	Agios Pharmaceuticals, Inc.*	219,583
22,571	Alkermes PLC*	673,744

		893,327

Building Products – 1.1%
55,993	Resideo Technologies, Inc.*	1,322,555

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
47,427	Zurn Water Solutions Corp.	$ 1,366,846

		2,689,401

Capital Markets – 2.5%
7,881	Cboe Global Markets, Inc.	885,115
4,259	Houlihan Lokey, Inc.	366,018
41,687	Jefferies Financial Group, Inc.	1,376,505
7,303	LPL Financial Holdings, Inc.	1,432,776
17,425	Stifel Financial Corp.	1,118,162
37,731	TPG, Inc.	1,100,613

		6,279,189

Chemicals – 3.6%
16,286	Ashland Global Holdings, Inc.	1,742,928
58,260	Avient Corp.	2,866,392
28,666	CF Industries Holdings, Inc.	2,831,341
47,076	Element Solutions, Inc.	1,002,248
22,726	Tronox Holdings PLC, Class A	409,295

		8,852,204

Commercial Services & Supplies – 0.8%
64,942	GFL Environmental, Inc. (Canada)	1,985,277

Communications Equipment – 1.9%
37,086	Ciena Corp.*	1,884,710
10,514	F5, Inc.*	1,714,203
68,599	Viavi Solutions, Inc.*	992,628

		4,591,541

Construction & Engineering – 3.3%
49,985	AECOM	3,491,452
24,718	MasTec, Inc.*	2,066,178
21,472	Quanta Services, Inc.	2,555,168

		8,112,798

Construction Materials – 0.3%
24,386	Summit Materials, Inc., Class A*	665,982

Consumer Finance – 0.5%
29,481	OneMain Holdings, Inc.	1,298,933

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Containers & Packaging – 1.9%
7,065	Avery Dennison Corp.	$ 1,219,136
32,625	Crown Holdings, Inc.	3,407,355

		4,626,491

Diversified Financial Services – 0.5%
16,606	Voya Financial, Inc.	1,139,338

Electric Utilities – 2.8%
29,188	ALLETE, Inc.	1,810,240
41,210	Alliant Energy Corp.	2,630,022
21,976	IDACORP, Inc.	2,395,823

		6,836,085

Electrical Equipment – 1.8%
12,354	Hubbell, Inc.	2,345,530
17,459	Regal Rexnord Corp.	2,181,502

		4,527,032

Electronic Equipment, Instruments & Components – 2.0%
22,473	II-VI, Inc.*	1,404,563
6,461	Littelfuse, Inc.	1,745,762
51,685	National Instruments Corp.	1,825,514

		4,975,839

Energy Equipment & Services – 0.6%
27,532	Helmerich & Payne, Inc.	1,386,236

Entertainment – 0.6%
9,463	Liberty Media Corp.-Liberty Formula One, Class C*	589,450
10,681	Live Nation Entertainment, Inc.*	1,015,229

		1,604,679

Equity Real Estate Investment Trusts (REITs) – 10.4%
88,914	Americold Realty Trust, Inc.	2,462,029
15,906	Camden Property Trust REIT	2,282,352
37,377	CubeSmart REIT	1,664,398
20,428	Equity LifeStyle Properties, Inc. REIT	1,546,400
63,933	Healthcare Realty Trust, Inc. REIT	1,858,532
45,201	Highwoods Properties, Inc. REIT	1,775,947
87,977	Hudson Pacific Properties, Inc. REIT	1,751,622
172,135	Park Hotels & Resorts, Inc. REIT	3,108,758

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
45,072	Regency Centers Corp. REIT	$ 3,074,361
86,607	RLJ Lodging Trust REIT	1,163,132
19,558	Ryman Hospitality Properties, Inc. REIT*	1,746,334
38,187	Terreno Realty Corp. REIT	2,318,333
33,432	VICI Properties, Inc. REIT	1,031,377

		25,783,575

Food & Staples Retailing – 1.8%
47,635	Albertsons Cos., Inc., Class A	1,455,249
22,158	BJ’s Wholesale Club Holdings, Inc.*	1,282,284
16,350	Performance Food Group Co.*	708,609
23,761	United Natural Foods, Inc.*	1,007,704

		4,453,846

Food Products – 2.5%
15,024	Bunge Ltd.	1,777,639
18,968	Darling Ingredients, Inc.*	1,518,768
68,151	Hostess Brands, Inc.*	1,448,209
22,681	Simply Good Foods Co. (The)*	906,333
38,555	Utz Brands, Inc.	539,770

		6,190,719

Gas Utilities – 0.8%
23,222	ONE Gas, Inc.	2,020,778

Health Care Equipment & Supplies – 1.9%
11,908	CONMED Corp.	1,384,781
18,228	Enovis Corp.*	1,209,246
17,871	LivaNova PLC*	1,216,479
9,528	QuidelOrtho Corp.*	905,446

		4,715,952

Health Care Providers & Services – 2.5%
34,140	Acadia Healthcare Co., Inc.*	2,429,744
5,444	Molina Healthcare, Inc.*	1,579,957
32,062	Tenet Healthcare Corp.*	2,074,732

		6,084,433

Hotels, Restaurants & Leisure – 1.9%
9,689	Boyd Gaming Corp.	569,423
10,221	Marriott Vacations Worldwide Corp.	1,509,846
24,688	SeaWorld Entertainment, Inc.*	1,337,596

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
25,475	Travel + Leisure Co.	$ 1,302,027

		4,718,892

Household Durables – 1.1%
13,748	Century Communities, Inc.	747,479
12,199	Meritage Homes Corp.*	1,040,697
4,187	TopBuild Corp.*	825,927

		2,614,103

Independent Power and Renewable Electricity Producers – 0.6%
19,849	NextEra Energy Partners LP	1,422,181

Insurance – 4.4%
12,509	American Financial Group, Inc.	1,767,522
9,230	Brown & Brown, Inc.	547,985
29,799	CNO Financial Group, Inc.	612,966
25,418	Globe Life, Inc.	2,480,034
49,364	Old Republic International Corp.	1,180,787
3,127	Primerica, Inc.	394,002
19,093	Ryan Specialty Group Holdings, Inc., Class A*	717,324
21,027	Selective Insurance Group, Inc.	1,667,441
20,034	W R Berkley Corp.	1,425,018

		10,793,079

IT Services – 0.8%
9,849	Jack Henry & Associates, Inc.	1,852,794

Leisure Products – 0.6%
11,987	Brunswick Corp.	901,782
31,690	Callaway Golf Co.*	687,990

		1,589,772

Life Sciences Tools & Services – 2.0%
5,353	PerkinElmer, Inc.	801,183
43,388	QIAGEN NV*	1,993,679
27,933	Syneos Health, Inc.*	2,063,969

		4,858,831

Machinery – 2.5%
12,415	Chart Industries, Inc.*	2,183,550
27,892	ITT, Inc.	2,058,987

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
20,814	Oshkosh Corp.	$ 1,933,829

		6,176,366

Media – 1.1%
37,627	Gray Television, Inc.	742,005
36,048	iHeartMedia, Inc., Class A*	425,366
7,258	Nexstar Media Group, Inc., Class A	1,271,747
13,839	TEGNA, Inc.	303,074

		2,742,192

Metals & Mining – 2.6%
11,400	Alcoa Corp.	703,608
33,530	Allegheny Technologies, Inc.*	922,075
44,561	Cleveland-Cliffs, Inc.*	1,032,924
44,400	Commercial Metals Co.	1,764,012
47,197	Constellium SE*	797,157
10,020	Royal Gold, Inc.	1,133,062

		6,352,838

Mortgage Real Estate Investment Trusts (REITs) – 0.9%
68,329	Apollo Commercial Real Estate Finance, Inc. REIT	869,828
47,569	PennyMac Mortgage Investment Trust REIT	769,666
111,802	Two Harbors Investment Corp. REIT	597,023

		2,236,517

Multiline Retail – 0.1%
13,304	Macy’s, Inc.	314,640

Oil, Gas & Consumable Fuels – 8.7%
74,746	Antero Resources Corp.*	3,205,109
42,873	Devon Energy Corp.	3,211,188
23,085	Diamondback Energy, Inc.	3,509,382
45,092	EQT Corp.	2,151,790
30,493	Matador Resources Co.	1,857,024
58,375	Ovintiv, Inc.	3,268,416
43,097	SM Energy Co.	2,080,292
29,017	Targa Resources Corp.	2,089,804

		21,373,005

Pharmaceuticals – 1.1%
17,288	Catalent, Inc.*	1,781,701

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
6,060	Jazz Pharmaceuticals PLC*	$ 907,061

		2,688,762

Professional Services – 3.6%
19,928	ASGN, Inc.*	1,897,743
26,488	Jacobs Engineering Group, Inc.	3,710,704
67,927	KBR, Inc.	3,380,048

		8,988,495

Real Estate Management & Development – 1.1%
238,466	DigitalBridge Group, Inc. REIT*	1,435,565
62,006	Kennedy-Wilson Holdings, Inc.	1,305,847

		2,741,412

Road & Rail – 0.9%
5,677	ArcBest Corp.	429,352
968	Avis Budget Group, Inc.*	184,191
3,167	Old Dominion Freight Line, Inc.	817,846
3,948	Saia, Inc.*	780,085

		2,211,474

Semiconductors & Semiconductor Equipment – 2.5%
9,784	MACOM Technology Solutions Holdings, Inc.*	533,326
15,438	MKS Instruments, Inc.	1,906,593
48,127	ON Semiconductor Corp.*	2,920,346
10,401	Wolfspeed, Inc.*	782,467

		6,142,732

Specialty Retail – 0.7%
15,410	Academy Sports & Outdoors, Inc.	516,389
19,378	Bath & Body Works, Inc.	794,885
2,981	Dick’s Sporting Goods, Inc.(a)	242,147
4,132	Signet Jewelers Ltd.	246,267

		1,799,688

Textiles, Apparel & Luxury Goods – 1.2%
37,093	Capri Holdings Ltd.*	1,807,913
747	Deckers Outdoor Corp.*	200,614
30,415	Tapestry, Inc.	1,049,318

		3,057,845

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.7%
93,101	MGIC Investment Corp.	$ 1,296,897
21,876	NMI Holdings, Inc., Class A*	407,112

		1,704,009

TOTAL COMMON STOCKS (Cost $213,407,791)		$241,070,776

Shares	Dividend Rate	Value

Investment Company – 2.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,329,708	0.660%	$ 5,329,708
(Cost $5,329,708)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $218,737,499)		$246,400,484

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
244,882	0.660%	$ 244,882
(Cost $244,882)

TOTAL INVESTMENTS – 99.9% (Cost $218,982,381)		$246,645,366

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		239,089

NET ASSETS – 100.0%		$246,884,455

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,546,381	$—	$—
Europe	21,788,636	—	—
North America	388,450,098	—	—
Oceania	5,892,826	—	—
Investment Company	6,186,448	—	—
Securities Lending Reinvestment Vehicle	4,131,329	—	—

Total	$428,995,718	$—	$—

FOCUSED VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$41,071,533	$—	$—
Investment Company	1,237,620	—	—

Total	$42,309,153	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,985,976	$—	$—
North America	460,091,598	—	—
Investment Company	9,092,584	—	—

Total	$478,170,158	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$18,905,173	$—	$—
North America	1,151,355,868	—	—
Investment Company	21,978,166	—	—

Total	$1,192,239,207	$—	$—

SMALL CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$3,707,718,490	$—	$—
Investment Company	50,265,551	—	—
Securities Lending Reinvestment Vehicle	13,914,673	—	—

Total	$3,771,898,714	$—	$—

SMALL/MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$241,070,776	$—	$—
Investment Company	5,329,708	—	—
Securities Lending Reinvestment Vehicle	244,882	—	—

Total	$246,645,366	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.